Financial Instruments and Risk Management - Liquidity Risk (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 CAD ($) Rate	Dec. 31, 2025 USD ($) Rate	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Apr. 01, 2024 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 236,373		$ 512,473
Financial derivatives	0		1,645
Credit Facilities - principal	1,138		324,346
Long-term notes - principal	93,834		$ 1,932,890
Notional amount	$ 505,000
Borrowings, interest rate	105.205%	105.205%			7.50%
7.375% notes due March 15, 2032
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 70.0		$ 575.0	$ 575,000
7.375% notes due March 15, 2032 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	7.375%	7.375%			7.375%
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 236,373
Financial derivatives	2,406
Credit Facilities - principal	1,400
Long-term notes - principal	95,947
Interest on long-term notes	43,929
Financial liabilities	380,055
2026 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	236,373
Financial derivatives	2,406
Credit Facilities - principal	0
Long-term notes - principal	0
Interest on long-term notes	7,076
Financial liabilities	245,855
2027-2028 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	0
Financial derivatives	0
Credit Facilities - principal	0
Long-term notes - principal	0
Interest on long-term notes	14,152
Financial liabilities	14,152
2029-2030 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	0
Financial derivatives	0
Credit Facilities - principal	1,400
Long-term notes - principal	0
Interest on long-term notes	14,152
Financial liabilities	15,552
2031 and beyond | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	0
Financial derivatives	0
Credit Facilities - principal	0
Long-term notes - principal	95,947
Interest on long-term notes	8,549
Financial liabilities	$ 104,496